Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 3, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A of Deutsche Global Equity Fund, Deutsche Emerging Markets Equity Fund, Deutsche Latin America Equity Fund, and Deutsche World Dividend Fund (collectively, the “Funds”), each a series of Deutsche International Fund, Inc. (the “Corporation”) (Reg. Nos. 002-14400; 811-00642 )

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 153 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on January 30, 2015.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes & Gray